Property, Plant and Equipment, and Asset Impairment (Schedule of Property, Plant and Equipment) (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Estimated useful life		5 years
Total property, plant and equipment	$ 7,694,000	$ 7,723,000
Less: impairment loss	(2,176,000)
Less: accumulated depreciation	(5,097,000)	(4,476,000)	$ (8,401,000)
Property, plant and equipment, net	$ 421,000	$ 3,247,000
Computer equipment
Property and Equipment
Estimated useful life		3 years
Furniture and fixtures
Property and Equipment
Estimated useful life		5 years
Machinery and equipment
Property and Equipment
Estimated useful life		5 years
Leasehold improvements
Property and Equipment
Estimated useful life	9 years	9 years
Total property, plant and equipment	$ 7,694,000	$ 7,694,000
Construction in process
Property and Equipment
Total property, plant and equipment		$ 29,000